PENSION PLANS AND OTHER POSTRETIREMENT BENEFITS (Tables)	12 Months Ended
Dec. 31, 2018
Defined Benefit Plan Disclosure [Line Items]
Schedule of Change in Projected Benefit Obligations, Plan Assets and Funded Status of All Significant Plans
Summarized information on the Company's pension and other postretirement benefit plans is as follows:

Change in Projected Benefit Obligations, Plan Assets and Funded Status of All Significant Plans	Defined Benefit Pension Plans		Other Postretirement Benefits
In millions	2018	2017	2018	2017
Change in projected benefit obligations:
Benefit obligations at beginning of year	$31,851	$30,280	$1,567	$1,835
Service cost	520	506	12	14
Interest cost	886	883	45	54
Plan participants' contributions	19	14	—	—
Actuarial changes in assumptions and experience	(1,754)	1,804	(13)	(198)
Benefits paid	(1,476)	(1,440)	(123)	(151)
Plan amendments	17	14	—	—
Acquisitions/divestitures/other [1]	(45)	50	—	—
Effect of foreign exchange rates	(418)	932	(10)	13
Termination benefits/curtailment cost/settlements [2]	—	(1,192)	—	—
Benefit obligations at end of year	$29,600	$31,851	$1,478	$1,567

Change in plan assets:
Fair value of plan assets at beginning of year	$23,401	$21,208	$—	$—
Actual return on plan assets	(742)	2,500	—	—
Employer contributions	1,656	1,676	—	—
Plan participants' contributions	19	14	—	—
Benefits paid	(1,476)	(1,440)	—	—
Acquisitions/divestitures/other [3]	—	(15)	—	—
Effect of foreign exchange rates	(314)	646	—	—
Settlements [4]	—	(1,188)	—	—
Fair value of plan assets at end of year	$22,544	$23,401	$—	$—

Funded status:
U.S. plans with plan assets	$(4,066)	$(5,363)	$—	$—
Non-U.S. plans with plan assets	(2,041)	(2,257)	—	—
All other plans	(695)	(720)	(1,478)	(1,567)
Plans of discontinued operations	(254)	(110)	—	—
Funded status at end of year	$(7,056)	$(8,450)	$(1,478)	$(1,567)

Amounts recognized in the consolidated balance sheets at Dec 31:
Deferred charges and other assets	$491	$548	$—	$—
Accrued and other current liabilities	(50)	(47)	(131)	(125)
Pension and other postretirement benefits - noncurrent	(7,227)	(8,679)	(1,347)	(1,442)
Liabilities of discontinued operations - current	(270)	(1)	—	—
Liabilities of discontinued operations - noncurrent	—	(271)	—	—
Net amount recognized	$(7,056)	$(8,450)	$(1,478)	$(1,567)

Pretax amounts recognized in accumulated other comprehensive loss at Dec 31:
Net loss (gain)	$10,841	$10,899	$(315)	$(326)
Prior service credit	(224)	(265)	—	—
Pretax balance in accumulated other comprehensive loss at end of year	$10,617	$10,634	$(315)	$(326)

1.
The 2018 impact includes the divestiture of a business with pension benefit obligations of $37 million. The 2017 impact includes the reclassification of a China pension liability of $69 million from "Other noncurrent obligations" to "Pension and other postretirement benefits - noncurrent" and the divestiture of a South Korean company with pension benefit obligations of $25 million.

2.
The 2017 impact includes the settlement of certain plan obligations for a U.S. non-qualified pension plan of $1,170 million required due to a change in control provision. The 2017 impact also includes the conversion of a South Korean pension plan of $22 million to a defined contribution plan.

3.	The 2017 impact relates to the divestiture of a South Korean company.

4.
The 2017 impact includes payments made of $1,170 million to settle certain plan obligations of a U.S. non-qualified pension plan required due to a change in control provision. The 2017 impact also includes payments made of $18 million to convert a South Korean pension plan to a defined contribution plan.

Schedule of Accumulated Benefit Obligations in Excess of Fair Value of Plan Assets

Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets at Dec 31	2018	2017
In millions
Accumulated benefit obligations	$25,392	$27,248
Fair value of plan assets	$18,902	$19,515

Schedule of Projected Benefit Obligations in Excess of Fair Value of Plan Assets

Pension Plans with Projected Benefit Obligations in Excess of Plan Assets at Dec 31	2018	2017
In millions
Projected benefit obligations	$26,599	$28,576
Fair value of plan assets	$19,051	$19,578

Schedule of Net Benefit Costs

Net Periodic Benefit Costs for All Significant Plans for the Year Ended Dec 31	Defined Benefit Pension Plans			Other Postretirement Benefits
In millions	2018	2017	2016	2018	2017	2016
Net Periodic Benefit Costs:
Service cost	$520	$506	$463	$12	$14	$13
Interest cost	886	883	846	45	54	52
Expected return on plan assets	(1,644)	(1,548)	(1,447)	—	—	—
Amortization of prior service credit	(24)	(25)	(24)	—	—	(3)
Amortization of unrecognized (gain) loss	642	638	587	(24)	(6)	(7)
Curtailment/settlement/other [1]	—	683	(36)	—	—	—
Net periodic benefit costs	$380	$1,137	$389	$33	$62	$55
Less: discontinued operations	101	105	97	3	3	3
Net periodic benefit costs - continuing operations	$279	$1,032	$292	$30	$59	$52
Changes in plan assets and benefit obligations recognized in other comprehensive (income) loss:
Net (gain) loss	$584	$845	$1,954	$(13)	$(199)	$14
Prior service cost	17	14	—	—	—	—
Amortization of prior service credit	24	25	24	—	—	3
Amortization of unrecognized gain (loss)	(642)	(638)	(587)	24	6	7
Settlement loss [2]	—	(687)	—	—	—	—
Total recognized in other comprehensive (income) loss	$(17)	$(441)	$1,391	$11	$(193)	$24
Total recognized in net periodic benefit cost and other comprehensive (income) loss	$363	$696	$1,780	$44	$(131)	$79

1.
The 2017 impact relates to the settlement of a U.S. non-qualified plan triggered by a change in control provision. The 2016 impact relates to the curtailment of benefits for certain participants of a Dow Silicones plan in the U.S.

2.	The 2017 impact relates to the settlement of a U.S. non-qualified plan triggered by a change in control provision.

Schedule of Expected Benefit Payments
Estimated Future Benefit Payments
The estimated future benefit payments of continuing operations, reflecting expected future service, as appropriate, are presented in the following table:

Estimated Future Benefit Payments at Dec 31, 2018	Defined Benefit Pension Plans	Other Postretirement Benefits
In millions
2019	$1,546	$133
2020	1,554	129
2021	1,580	129
2022	1,619	125
2023	1,656	120
2024-2028	8,596	519
Total	$16,551	$1,155

Schedule of Allocation of Plan Assets
The weighted-average target allocation for plan assets of the Company's pension plans is summarized as follows:

Target Allocation for Plan Assets at Dec 31, 2018	Target Allocation
Asset Category
Equity securities	36%
Fixed income securities	35
Alternative investments	28
Other investments	1
Total	100%

Schedule of Defined Benefit Plans Disclosures
The following table summarizes the bases used to measure the Company’s pension plan assets at fair value for the years ended December 31, 2018 and 2017:

Basis of Fair Value Measurements	Dec 31, 2018				Dec 31, 2017
In millions	Total	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3
Cash and cash equivalents	$877	$818	$59	$—	$772	$671	$101	$—
Equity securities:
U.S. equity securities [1]	$3,493	$3,251	$241	$1	$3,755	$3,416	$339	$—
Non - U.S. equity securities	4,242	3,497	707	38	5,551	4,533	978	40
Total equity securities	$7,735	$6,748	$948	$39	$9,306	$7,949	$1,317	$40
Fixed income securities:
Debt - government-issued	$4,751	$285	$4,466	$—	$4,596	$158	$4,437	$1
Debt - corporate-issued	2,929	411	2,518	—	3,300	351	2,935	14
Debt - asset-backed	90	—	89	1	101	—	100	1
Total fixed income securities	$7,770	$696	$7,073	$1	$7,997	$509	$7,472	$16
Alternative investments: [2]
Private market securities	$1	$—	$—	$1	$—	$—	$—	$—
Real estate	19	19	—	—	21	21	—	—
Derivatives - asset position	451	17	434	—	261	2	259	—
Derivatives - liability position	(506)	(19)	(487)	—	(305)	(2)	(303)	—
Total alternative investments	$(35)	$17	$(53)	$1	$(23)	$21	$(44)	$—
Other investments [2]	$380	$47	$333	$—	$273	$37	$236	$—
Subtotal	$16,727	$8,326	$8,360	$41	$18,325	$9,187	$9,082	$56
Investments measured at net asset value: [2]
Hedge funds	$1,637				$1,595
Private market securities	2,196				1,390
Real estate	2,080				2,200
Total investments measured at net asset value	$5,913				$5,185
Items to reconcile to fair value of plan assets:
Pension trust receivables [3]	$29				$27
Pension trust payables [4]	(125)				(136)
Total	$22,544				$23,401

1.	No DowDuPont common stock was directly held at December 31, 2018 or December 31, 2017.

2.
The Company reviewed its fair value technique and elected to present assets valued at net asset value per share as a practical expedient outside of the fair value hierarchy. The assets are presented as "Investments measured at net asset value."

3.	Primarily receivables for investment securities sold.

4.	Primarily payables for investment securities purchased.

Schedule of Effect of Significant Unobservable Inputs, Changes in Plan Assets
The following table summarizes the changes in the fair value of Level 3 pension plan assets for the years ended December 31, 2018 and 2017:

Fair Value Measurement of Level 3 Pension Plan Assets	Equity Securities	Fixed Income Securities	Alternative Investments	Other Investments	Total
In millions
Balance at Jan 1, 2017, as previously reported	$33	$17	$4,117	$95	$4,262
Reclassification of investments measured at net asset value [1]	—	—	(4,061)	(95)	(4,156)
Balance at Jan 1, 2017, as restated	$33	$17	$56	$—	$106
Actual return on assets:
Relating to assets sold during 2017	(1)	—	5	—	4
Relating to assets held at Dec 31, 2017	5	1	(1)	—	5
Purchases, sales and settlements, net	3	(2)	(60)	—	(59)
Balance at Dec 31, 2017	$40	$16	$—	$—	$56
Actual return on assets:
Relating to assets sold during 2018	—	4	(1)	1	4
Relating to assets held at Dec 31, 2018	(3)	(4)	—	—	(7)
Purchases, sales and settlements, net	2	(15)	2	(1)	(12)
Balance at Dec 31, 2018	$39	$1	$1	$—	$41

1.
The Company reviewed its fair value technique and elected to present assets valued at net asset value per share as a practical expedient outside of the fair value hierarchy, including those classified as Level 3 pension plan assets. The assets are presented as "Investments measured at net asset value."

Defined Benefit Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Schedule of Assumptions Used
The weighted-average assumptions used to determine pension plan obligations and net periodic benefit costs for all plans are summarized in the table below:

Weighted-Average Assumptions for All Pension Plans	Benefit Obligations at Dec 31		Net Periodic Costs for the Year Ended
	2018	2017	2018	2017	2016
Discount rate	3.69%	3.17%	3.17%	3.52%	3.85%
Interest crediting rate for applicable benefits	3.72%	3.61%	3.61%	3.45%	4.81%
Rate of compensation increase	3.84%	3.88%	3.88%	3.90%	4.04%
Expected return on plan assets	—	—	7.11%	7.16%	7.22%

The weighted-average assumptions used to determine pension plan obligations and net periodic benefit costs for U.S. plans are summarized in the table below:

Weighted-Average Assumptions for U.S. Pension Plans	Benefit Obligations at Dec 31		Net Periodic Costs for the Year Ended
	2018	2017	2018	2017	2016
Discount rate	4.39%	3.66%	3.66%	4.11%	4.40%
Interest crediting rate for applicable benefits	4.50%	4.50%	4.50%	4.50%	4.50%
Rate of compensation increase	4.25%	4.25%	4.25%	4.25%	4.50%
Expected return on plan assets	—	—	7.92%	7.91%	7.77%

Other Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Schedule of Assumptions Used
The weighted-average assumptions used to determine other postretirement benefit obligations and net periodic benefit costs for the U.S. plans are provided below:

Weighted-Average Assumptions for U.S. Other Postretirement Benefits Plans	Benefit Obligations at Dec 31		Net Periodic Costs for the Year Ended
	2018	2017	2018	2017	2016
Discount rate	4.24%	3.51%	3.51%	3.83%	3.96%
Health care cost trend rate assumed for next year	6.50%	6.75%	6.75%	7.00%	7.25%
Rate to which the cost trend rate is assumed to decline (the ultimate health care cost trend rate)	5.00%	5.00%	5.00%	5.00%	5.00%
Year that the rate reaches the ultimate health care cost trend rate	2025	2025	2025	2025	2025